Finance Expenses (Details) - Schedule of Finance Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of finance expenses [Abstract]
Interest paid and accretive interest on debentures		$ 86,841	$ 1,893,494
Interest expense on long-term debt			4,877
Interest on bank loans	102,392		226,864
Other interest and bank charges	704,978	58,894	47,704
Interest earned on director’s loan			(6,000)
Interest expense on lease obligations	34,445	35,678	21,279
Total	$ 841,815	$ 181,413	$ 1,984,040